Note G - Borrowings	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Text Block]
NOTE G – BORROWINGS

Borrowings outstanding at December 31, 2010 and 2009 consist of the following:

			2010		2009
				Weighted		Weighted
		Interest		Average		Average
	Maturity	Rate	Balance	Interest Rate	Balance	Interest Rate
Short-term borrowings:
Repurchase agreements	various	0.15%	$874		$1,989
Federal Home Loan Bank	01/05/10	0.25%	-		5,000
Total short-term borrowings			874	0.15%	6,989	0.33%

Long-term borrowings:
Federal Home Loan Bank	02/28/13	2.5750%	5,000		5,000
Federal Home Loan Bank	02/28/13	2.9600%	5,000		5,000
Federal Home Loan Bank	05/22/13	3.2625%	5,000		5,000
Federal Home Loan Bank	08/29/13	2.3425%	5,000		5,000
Total Federal Home Loan Bank			20,000	2.79%	20,000	2.79%
Subordinated debt	06/30/19	11.0%	6,895	11.00%	6,895	11.00%
Total long-term borrowings			26,895	4.89%	26,895	4.89%
Total borrowings			$27,769		$33,884

At December 31, 2010, the Company had an additional $23.8 million of credit available from the FHLB, $35.7 million from the Federal Reserve Discount Window, and $70.0 million from correspondent banks.

FHLB borrowing agreements provide for lines of credit up to 20% of the Bank’s assets. The FHLB borrowings are collateralized by a blanket pledge arrangement on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns. At December 31, 2010, the carrying value of loans pledged as collateral totaled $43.8 million.

During 2009, the Bank raised $6.9 million in capital through a Subordinated Notes (the “Notes”) offering. The Notes were offered at 11% with a due date of June 30, 2019. Interest is being paid quarterly in arrears and began on September 30, 2009. The Company may redeem some or all of the Notes at any time, beginning on June 30, 2014, at a price equal to 100% of the principal amount of the Notes redeemed plus accrued but unpaid interest to the redemption date. The Notes were issued under a Notes Agency Agreement between the Bank and First Citizens Bank & Trust Company.